Share-Based Compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation

16 SHARE-BASED COMPENSATION

2006 Share Incentive Plan

In June 2006, the Parent adopted a share incentive plan (the “2006 Plan”), pursuant to which the Parent is authorized to issue options to officers, employees, directors and consultants of the Company to purchase up to 11,507,900 of its ordinary shares (being retroactively adjusted to reflect the effect of the share split). The 2006 Plan expires in ten years. In October 2013, the Board of Directors decreased the number of options issuable under the 2006 Plan to 5,224,126 ordinary shares.

2010 Share Incentive Plan

In June 2010, the Parent adopted a share incentive plan (the “2010 Plan”), pursuant to which the Parent is authorized to issue options and other stock-based awards to officers, employees, directors and consultants of the Company to purchase up to 13,196,337 of its ordinary shares. In October 2013, the Board of Directors decreased the number of options issuable under the 2010 Plan to 5,373,659 ordinary shares.

2013 Share Incentive Plan

In October 2013, the Parent adopted a share incentive plan (the “2013 Plan”), pursuant to which the Parent is authorized to issue options and other stock-based awards to officers, employees, directors and consultants of the Company to purchase up to 4,243,070 of its ordinary shares. In July 2014, the Board of Directors increased the number of options issuable under the 2013 Plan to 7,317,073 ordinary shares.

During the year ended December 31, 2013 and 2014, the Company extended the exercise period of one director and officer and nine employees’ vested share options and continued the vesting of their unvested share options upon their resignation. The modifications resulted in additional compensation costs of RMB3,761,265 and RMB21,454,635 recognized in the general and administrative expenses for the year ended December 31, 2013 and 2014, respectively.

A summary of share options activities for the years ended December 31, 2012, 2013 and 2014 is as follows:

	Number of shares	Weighted average exercise price US$	Weighted remaining contractual years	Aggregate intrinsic value US$
Outstanding as of January 1, 2012	9,722,728	0.66
Granted	381,553	1.90
Exercised	—	0.00
Forfeited	(409,864)	1.43
Expired	—	0.00

Outstanding as of December 31, 2012	9,694,417	0.67
Granted	21,620,012	0.82
Exercised	(3,452,400)	0.0001
Forfeited	(2,710,235)	0.90
Expired	(56,466)	1.29
Modification	(166,857)	—

Outstanding as of December 31, 2013	24,928,471	0.88
Granted	7,959,300	0.88
Exercised	(229,038)	1.13
Forfeited	(7,143,734)	0.77
Expired	(50,401)	1.55

Outstanding as of December 31, 2014	25,464,598	0.92	8.52	1,607,253

Vested and expected to vest as of December 31, 2014	24,721,617	0.92	8.51	1,602,726

Exercisable as of December 31, 2014	6,484,180	0.97	7.87	390,494

The total intrinsic value of options exercised in the years ended December 31, 2012, 2013 and 2014 are nil, USD5,868,735 and USD243,165, respectively.

For the year ended December 31, 2012 and 2013, the Company calculated the fair value of the share options on the grant dates using the Binomial option-pricing valuation model. The assumptions used in the valuation model are summarized in the following table.

	Awards granted in
	2012	2013
Expected dividend yield	0%	0%
Expected volatility	60% - 63%	54% - 60%
Risk-free interest rate	2.02% - 2.77%	1.72% - 2.97%
Exercise multiple	2.2	2.2
Estimated fair value of underlying ordinary shares (per share)	US$0.64 - 0.84	US$1.65 - 1.87

Because the Company’s ordinary shares did not have a trading history at the time the options were issued, the expected volatility was based on the historical volatilities of comparable publicly traded companies engaged in the similar industry.

The estimated fair value of the underlying ordinary shares on each date of grant was determined by management based on a retrospective valuation conducted by American Appraisal. The Company first determined its enterprise value by using income approach, which requires the estimation of future cash flows, and the application of an appropriate discount rate with reference to comparable listed companies engaged in the similar industry to convert such future cash flows to a single present value, and then allocated the enterprise value between the ordinary shares and preferred shares.

For the year ended December 31, 2014, the Company calculated the fair value of the share options on the grant date using the Black-Scholes-Merton pricing valuation model. The assumptions used in the valuation model are summarized as follows:

Awards granted in
2014
Expected dividend yield	0%
Expected volatility	49% - 62%
Expected term	1.05-6.75
Risk-free interest rate (per annum)	0.12% - 2.04%

The expected volatility was based on the historical volatilities of the Company and comparable publicly traded companies engaged in the similar industry. The expected term was related to the period of time the options are expected to be outstanding. The risk-free rate for periods within the contractual life of the option is based on the United States treasury yield curve in effect at the time of grant.

The fair values of the options granted of the Company for the years ended December 31, 2012, 2013 and 2014 are as follows:

	Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Weighted average grant date fair value of option (per share)	2.21	7.33	4.78
Aggregate grant date fair value of options	843,121	158,567,632	38,031,795

As of December 31, 2014, there were unrecognized compensation costs of approximately RMB109,935,629 related to unvested share options. The unrecognized compensation costs are expected to be recognized over the remaining weighted-average vesting period of 2.9 years.

During the year ended December 31, 2014, the Company granted a total of 1,162,926 restricted shares to certain directors, officers and employees. All of these restricted shares were vested during the year ended December 31, 2014. The total fair value of these restricted shares was US$1,795,587.

The amount of compensation costs recognized for share options and restricted shares for the years ended December 31, 2012, 2013 and 2014 are as follows:

	Year Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Cost of revenues	76,111	639,246	2,633,316
Research and development expenses	164,374	1,944,824	5,410,007
Sales and marketing expenses	124,850	728,459	2,559,662
General and administrative expenses	60,748	14,510,015	54,368,924

Total share-based compensation costs	426,083	17,822,544	64,971,909

No income tax benefit was recognized in the consolidated statements of comprehensive income (loss) for these share options and restricted shares as such compensation expenses were not tax deductible.